COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)							3 Months Ended
	Mar. 15, 2025	Aug. 19, 2024	Aug. 16, 2024	Mar. 13, 2024	Oct. 10, 2023	Jun. 08, 2023	Mar. 31, 2025	Dec. 31, 2024
Non-refundable payment					$ 75,000	$ 25,000
Primero Agreement [Member]
Contractual obligation							$ 4,724,690	$ 4,724,690
Performance obligation							85,624	1,855,911
IGX Note [Member]
Notes payable		$ 176,000
Interest rate		6.00%
Maturity date		Feb. 28, 2025
Convertible notes payable							182,481	179,877
IGL Note [Member]
Notes payable			$ 316,000
Interest rate			6.00%
Maturity date			Jul. 01, 2025
Convertible notes payable							327,636	$ 322,961
IGX LOI [Member]
Non-refundable payment	$ 25,000			$ 30,000
Non-refundable additional payment	$ 50,000						$ 50,000